INCOME TAX (Details- Federal statutory income tax) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income taxes	$ (104,860)	$ (512,137)
Changes in valuation allowances	$ 24,671	$ 121,226
Changes in valuation allowances, percentage	(23.53%)	(23.67%)
Income tax expense and effective tax rate	$ (0)	$ (0)
Income tax expense and effective tax rate, percentage	0.00%	0.00%
BANGLADESH
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income taxes	$ (9)	$ (1)
Foreign rate difference	$ (1)	$ 0
Foreign rate difference, percentage	0.00%	0.00%
MALAYSIA
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income taxes	$ (88,306)	$ (455,914)
Foreign rate difference	$ (2,649)	$ (13,677)
Foreign rate difference, percentage	2.53%	2.67%
Income Tax Jurisdiction, Domestic Federal [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Federal statutory tax rate	$ (22,021)	$ (107,549)
Federal statutory tax rate, percentage	21.00%	21.00%